Investment Objectives and Goals	Mar. 06, 2026
NYLI VP American Century Sustainable Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP American Century Sustainable Equity Portfolio
NYLI VP MacKay Strategic Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP MacKay Strategic Bond Portfolio
NYLI VP Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Balanced Portfolio
NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP MacKay U.S. Infrastructure Bond Portfolio
NYLI VP Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Bond Portfolio
NYLI VP MFS Investors Trust Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP MFS® Investors Trust Portfolio
NYLI VP Candriam Emerging Markets Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Candriam Emerging Markets Equity Portfolio
NYLI VP MFS Research Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP MFS® Research Portfolio
NYLI VP CBRE Global Infrastructure Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP CBRE Global Infrastructure Portfolio
NYLI VP Moderate Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Moderate Allocation Portfolio
NYLI VP Conservative Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Conservative Allocation Portfolio
NYLI VP Natural Resources Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Natural Resources Portfolio
NYLI VP Dimensional U.S. Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Dimensional U.S. Equity Portfolio
NYLI VP Newton Technology Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Newton Technology Growth Portfolio
NYLI VP Epoch U.S. Equity Yield Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Epoch U.S. Equity Yield Portfolio
NYLI VP Pimco Real Return Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP PIMCO Real Return Portfolio
NYLI VP Equity Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Equity Allocation Portfolio
NYLI VP PineStone International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP PineStone International Equity Portfolio
NYLI VP Fidelity Institutional AM Utilities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Fidelity Institutional AM® Utilities Portfolio
NYLI VP Schroders Mid Cap Opportunities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Schroders Mid Cap Opportunities Portfolio
NYLI VP Floating Rate Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Floating Rate Portfolio
NYLI VP S&P 500 Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP S&P 500 Index Portfolio
NYLI VP Growth Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Growth Allocation Portfolio
NYLI VP Small Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Small Cap Growth Portfolio
NYLI VP Hedge Multi-Strategy Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Hedge Multi-Strategy Portfolio
NYLI VP U.S. Government Money Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP U.S. Government Money Market Portfolio
NYLI VP Income Builder Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Income Builder Portfolio
NYLI VP Wellington Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Wellington Growth Portfolio
NYLI VP Janus Henderson Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Janus Henderson Balanced Portfolio
NYLI VP Wellington Small Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Wellington Small Cap Portfolio
NYLI VP MacKay Convertible Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP MacKay Convertible Portfolio
NYLI VP Winslow Large Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP Winslow Large Cap Growth Portfolio
NYLI VP MacKay High Yield Corporate Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	NYLI VP MacKay High Yield Corporate Bond Portfolio